Investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	$ 281,762	$ 278,384
Share of earnings (losses) from equity method investments	$ (4,036)	(2,700)
SKY Biologics Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	45.00%
Equity method investment balance	$ 76,790	93,281
Share of earnings (losses) from equity method investments	$ (16,492)	(7,895)
VIVO (Suzhou) Health Industry Investment Fund L.P.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	12.50%
Equity method investment balance	$ 104,411	96,178
Share of earnings (losses) from equity method investments	$ 6,538	1,324
Vivo Innovation Fund II, L.P.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	16.86%
Equity method investment balance	$ 38,856	34,216
Share of earnings (losses) from equity method investments	$ 1,785	$ (549)
Vivo Co-Invest (S), L.P.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	100.00%	100.00%
Equity method investment balance	$ 8,029	$ 7,905
Share of earnings (losses) from equity method investments	$ (75)	(42)
Keyvac Biyolojik Urunle Sanayi ve Ticaret Anonim Sirketi
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	55.00%
Equity method investment balance	$ 34,512	28,312
Share of earnings (losses) from equity method investments	$ 4,809	4,341
Chongqing Evaheart MEDICAL Device Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	7.06%
Equity method investment balance	$ 11,621	11,960
Share of earnings (losses) from equity method investments	$ (846)	(922)
UPH Biopharmaceutical (Private) Limited
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	51.00%
Equity method investment balance	$ 0	0
Share of earnings (losses) from equity method investments	0	(216)
Others
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	7,543	6,532
Share of earnings (losses) from equity method investments	$ 245	$ 1,259